Investments in Joint Ventures and Associates - Schedule of Financial Information of Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Summarized statement of financial position
Assets	€ 443,814	€ 439,769		€ 392,008
Total liabilities	419,153	415,336		369,476
Summarized statement of comprehensive income
Revenue	25,657	28,197	€ 28,914
Profit or loss	(364)	1,453	746
Dividends received	94	120
Net income/(loss)	(135)	1,236	707
Other comprehensive income	507	2,237	(1,109)
Total comprehensive income	372	3,473	(402)
Carrying amount	1,264	363	€ 327	€ 327
Other Associates [member]
Summarized statement of comprehensive income
Net income/(loss)	23	7
Other comprehensive income	7	(7)
Total comprehensive income	31	(1)
Carrying amount	345	363
Aegon [member]
Summarized statement of comprehensive income
Net income/(loss)	80	97
Other comprehensive income	0	0
Total comprehensive income	80	97
Carrying amount	919	836
Aegon [member] | Amvest [member]
Summarized statement of financial position
Current assets	34	28
Non-current assets	3,876	3,641
Assets	3,910	3,669
Current liabilities	55	94
Non-current liabilities	671	619
Total liabilities	726	713
Net assets	3,184	2,956
Summarized statement of comprehensive income
Revenue	104	95
Interest expense		(8)
Profit or loss	281	341
Dividends received	32	26
Net income/(loss)	281	341
Total comprehensive income	€ 281	€ 341